-------------------------------------------------------------------------------
NEW JERSEY
DAILY MUNICIPAL                            600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                  212-830-5200

===============================================================================



Dear Shareholder:


We are pleased to present the semi-annual report of New Jersey Daily Municipal Income Fund, Inc. for the period November 1, 1996 through April 30, 1997.

The Fund had net assets of $167,841,896 and 1,827 active shareholders as of April 30, 1997.

Thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,


\s\Steven W.Duff

Steven W. Duff
President


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 1997
(UNAUDITED)

================================================================================

                                                                                                                     Ratings (a)
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
    ------                                                                     ----       -----       ------       -------   ------


Other Tax Exempt Investments (29.31%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 1,732,000   Berkeley Heights Township, NJ BAN (b)                          11/07/97      3.65%   $  1,732,344
   2,008,300   Berkeley Township, NJ BAN (b)                                  07/14/97      3.95       2,009,766
   3,000,000   Borough of Fair Lawn, Bergen County, NJ BAN (b)                08/01/97      3.80       3,001,089
   2,000,000   Burlington County, NJ BAN (b)                                  06/13/97      3.75       2,001,021
   2,000,000   Clifton, NJ BAN (b)                                            03/12/98      3.68       2,004,488
   2,315,000   Collingwood, NJ BAN (b)                                        01/04/98      3.78       2,317,276
   4,000,000   Jersey City, NJ BAN                                            02/05/98      3.74       4,001,749               SP-1
   1,500,000   Jersey City, NJ Bonds - Series A
               FSA Insured                                                    05/15/97      3.30       1,501,454      Aaa      AAA
   2,000,000   Montclair, NJ Township of Montclair BAN (b)                    01/23/98      3.55       2,005,647
   3,000,000   Montgomery Township, County of Somerset, NJ BAN (b)            12/12/97      3.47       3,008,567
   4,400,000   New Jersey State Transportation Trust Fund Authority
               (Trans System) - Series A
               FSA Insured                                                    06/15/97      3.64       4,402,086      Aaa      AAA
   3,700,000   New Providence Borough, County of Union, New Jersey BAN (b)    05/09/97      3.70       3,700,390
   3,000,000   Ocean County, NJ BAN                                           06/20/97      3.80       3,001,582      MIG-1
   3,000,000   Princeton, NJ BAN                                              08/27/97      3.75       3,005,363      Aaa      AAA
     940,000   Montgomery Township, County of Somerset, NJ BAN (b)            04/23/98      3.95         942,203
   3,500,000   Township of Bloomfield, County of Essex, NJ BAN
               (General Improvement & Water Utility Notes) (b)                06/05/97      3.75       3,500,323
   1,995,350   Township of Hopewell, County of Mercer, NJ BAN (b)             08/25/97      3.80       1,997,792
   3,055,000   Township of Nutley, County of Essex, NJ BAN (b)                07/31/97      3.96       3,056,828
   2,000,000   Township of Parsippany - Troy Hills BAN                        10/31/97      3.71       2,004,836      MIG-1
 -----------                                                                                         -----------
  49,145,650   Total Other Tax Exempt Investments                                                     49,194,804
 -----------                                                                                         -----------
Other Variable Demand Rate Instruments (c) (56.05%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 4,900,000   Camden County Improvement Authority RB
               (Parkview Redevelopment Housing Project) - Series 1996
               LOC General Electric Capital Corporation                       07/01/26      4.50%   $  4,900,000               A1+
   3,725,000   Clipper New Jersey Housing and Mortgage
               Finance Agency Home Buyer RB - Series 1996                     10/01/21      4.57       3,725,000      VMIG-1
   5,000,000   Clipper New Jersey Housing and Mortgage
               Finance Agency Home Buyer RB - Series 1996                     10/01/21      3.30       5,000,000      VMIG-1
   1,500,000   Glouchester County, NJ PCFA (Monsanto Company Project)         12/01/22      4.25       1,500,000      P1       A1
   4,700,000   Mercer County, NJ Improvement Authority Pooled
               Government Loan Program Bond
               LOC Credit Suisse                                              11/01/98      4.50       4,700,000      VMIG-1   A1+

--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                     Ratings (a)
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
    ------                                                                     ----       -----       ------       -------   ------
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 3,800,000   New Jersey EDA (400 International Drive Rockefeller Corporation) (b)
               LOC Morgan Guaranty Trust Company                              09/01/05      3.60%   $  3,800,000
   4,000,000   New Jersey EDA (Pennwell Holdings LLC Project) - Series 1996 (b)
               LOC First Union National Bank                                  12/01/16      4.50       4,000,000
   3,250,000   New Jersey EDA Dock Facility Refunding RB
               (Bayonne/IMTT-Bayonne Project)
               LOC First National Bank of Chicago                             12/01/27      3.85       3,250,000     VMIG-1
     800,000   New Jersey EDA Dock Facility Refunding RB
               (Bayonne/IMTT-Bayonne Project) - Series 1993B
               LOC ABN AMRO Bank N.V.                                         12/01/27      3.80         800,000     VMIG-1
   2,005,000   New Jersey EDA Economic Growth Bonds - Series 1994A
               LOC National Westminster Bank PLC                              08/01/14      4.45       2,005,000     P1         A1+
   5,000,000   New Jersey EDA First Mortgage RB - Series 1996B
               (Wencharter Garden at Ward Homestead Project)
               LOC Banque Paribas                                             04/01/06      4.40       5,000,000     VMIG-1     A2
   3,000,000   New Jersey EDA IDRB (Kooltronic Incorporated Project) (b)
               LOC First Union National Bank                                  12/01/08      4.50       3,000,000
     850,000   New Jersey EDA Manufacturing Facility RB
               (Commerce Center Project)
               LOC Bank of America                                            08/01/17      4.75         850,000                A1
   2,450,000   New Jersey EDA Manufacturing Facility RB
               (Commerce Center Project)
               LOC Bank of America                                            07/01/17      4.75       2,450,000                A1
   3,000,000   New Jersey EDA PCRB (Public Service Electric & Gas) - Series A
               MBIA Insured                                                   09/01/12      4.20       3,000,000     VMIG-1
   2,000,000   New Jersey EDA School RB (Peddie School) - Series 1994B        02/01/19      4.40       2,000,000                A1
   1,000,000   New Jersey EDA VRRB (Peddie School) - Series 1996              02/01/26      4.40       1,000,000                A1
   1,000,000   New Jersey EDA Variable Rate Demand RB Sewage Facility
               LOC PNC Bank                                                   07/01/01      4.75       1,000,000     P1         A1
   5,000,000   New Jersey EDA RB (Hoffman LA Roche Inc. Project)
               LOC Bayerische Landesbank Girozentrale                         11/01/11      3.75       5,000,000     Aaa
   2,600,000   New Jersey Sports & Exposition Authority SCB - Series C
               MBIA Insured                                                   09/01/24      4.50       2,600,000     VMIG-1     A1+
   1,700,000   New Jersey State Dock Facility (Bayonne/IMTT-Bayonne Project)
               LOC Rabobank Nederland                                         12/01/27      3.80       1,700,000     VMIG-1
   2,085,000   New Jersey State EDA (Block Drug Corporation) - Series A
               LOC Trust Co. Bank of Atlanta                                  06/01/09      4.60       2,085,000     P1
   1,650,000   New Jersey State EDA (Block Drug Corporation) - Series B
               LOC Trust Co. Bank of Atlanta                                  06/01/09      4.60       1,650,000     P1


--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 1997
(UNAUDITED)

================================================================================

                                                                                                                     Ratings (a)
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
    ------                                                                     ----       -----       ------       -------   ------


Other Variable Demand Rate Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 3,250,000   New Jersey State EDA (Campus 130 Association)
               LOC The Bank of New York                                       12/01/11      4.95%   $  3,250,000      P1       A1
   1,000,000   New Jersey State EDA (Church & Dwight Corp.) - Series 1991
               LOC Bank of Nova Scotia                                        12/01/08      4.20       1,000,000      P1
   4,000,000   New Jersey State EDA (Crompton & Knowles)
               LOC ABN AMRO Bank N.V.                                         07/01/97      4.60       4,000,000      P1       A1+
   2,600,000   New Jersey State EDA (Curtiss-Wright Flight Systems)
               LOC Bank of Nova Scotia                                        01/01/02      4.15       2,600,000               A1+
   1,791,500   New Jersey State EDA (Hartz & Rex Associates)
               LOC Citibank                                                   01/01/12      4.63       1,791,500      Aa3
   2,725,000   New Jersey State EDA Industrial & Economic Development
               (FMC Corporation)
               LOC Wachovia Bank & Trust Co., N.A.                            06/01/22      4.60       2,725,000      P1       A2
   2,890,000   New Jersey State EDA STPCO II
               LOC Barclays Bank PLC                                          07/01/06      4.30       2,890,000               A1+
   6,300,000   New Jersey State Turnpike Authority - Series D                 01/01/18      4.35       6,300,000      VMIG-1   A1+
   4,500,000   Port Authority of New York & New Jersey
               Versatile Structured Obligations - Series 1                    08/01/28      4.10       4,500,000      VMIG-1
 -----------                                                                                         -----------
  94,071,500   Total Other Variable Demand Rate Instruments                                           94,071,500
 -----------                                                                                         -----------
Put Bonds (d) (4.11%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 2,500,000   New Jersey EDA Thermal Energy Facility, RB (b)                 07/24/97      3.80%   $  2,500,000
   2,500,000   Puerto Rico Industrial, Medical & Environmental PCFA RB
               (Reynolds Metals Corporation)
               LOC ABN AMRO Bank N.V.                                         09/01/97      3.80       2,500,000      VMIG-1   A1+
   1,900,000   Puerto Rico Industrial Medical & Environmental PCR
               (Key Pharmaceuticals)
               LOC Morgan Guaranty Trust Company                              12/01/97      3.75       1,900,000      VMIG-1
 -----------                                                                                         -----------
   6,900,000   Total Put Bonds                                                                         6,900,000
 -----------                                                                                         -----------
Tax Exempt Commercial Paper (11.02%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 3,000,000   NJ EDA Exempt Facilities RB (Keystone)
               LOC Union Bank of Switzerland                                  07/16/97      3.40%   $  3,000,000               A1+
   3,000,000   New Jersey EDA Exempt Facilities RB (Keystone)
               LOC Union Bank of Switzerland                                  05/07/97      3.30       3,000,000               A1+
   5,000,000   New Jersey EDA Exempt Facilities RB (Keystone)
               LOC Union Bank of Switzerland                                  07/16/97      3.35       5,000,000               A1+
   3,000,000   New Jersey EDA Exempt Facility Bond (Chambers Co-Generation)
               LOC Swiss Bank Corp.                                           08/05/97      3.60       3,000,000      VMIG-1   A1+



--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                     Ratings (a)
      Face                                                                   Maturity                  Value               Standard
    Amount                                                                     Date       Yield      (Note 1)      Moody's & Poor's
    ------                                                                     ----       -----       ------       -------   ------
Tax Exempt Commercial Paper (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 1,000,000   New Jersey State EDA Exempt Facility RB
              (Chambers Co-Generation)
               LOC Swiss Bank Corp.                                           05/14/97      3.45%   $  1,000,000     VMIG-1     A1+
   1,500,000   New Jersey State EDA Exempt Facility RB (Keystone)
               LOC Union Bank of Switzerland                                  08/11/97      3.60       1,500,000                A1+
   2,000,000   Puerto Rico Government Development Bank                        05/07/97      3.35       2,000,000                A1+
 -----------                                                                                        ------------
  18,500,000   Total Tax Exempt Commercial Paper                                                      18,500,000
 -----------                                                                                        ------------
               Total Investments (100.49%) (Cost 168,666,304+)                                       168,666,304
               Liabilities in Excess of Cash and Other Assets (0.49%)                               (    824,408)
                                                                                                    ------------
               Net Assets (100.00%)                                                                 $167,841,896
                                                                                                    ============
               Net Asset Value, offering and redemption price per share:
               Class A shares,167,490,997 shares outstanding (Note 3)                               $       1.00
                                                                                                    ============
               Class B shares,    366,940 shares outstanding (Note 3)                               $       1.00
                                                                                                    ============

               +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted are those of the bank whose letter of credit secures such instruments. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.
(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.
(c) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.
(d)  The maturity date indicated is the next put date.

KEY:
     BAN      =   Bond Anticipation Note                          PCR      =    Pollution Control Revenue
     EDA      =   Economic Development Authority                  PCRB     =    Pollution Control Revenue Bond
     IDRB     =   Industrial Development Revenue Bond             RB       =    Revenue Bond
     PCFA     =   Pollution Control Finance Authority             VRRB     =    Variable Rate Revenue Bond

--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1997
(UNAUDITED)
================================================================================


INVESTMENT INCOME

Income:
    Interest.................................................................... $   3,052,605
                                                                                  ------------
Expenses: (Note 2)
    Investment management fee..................................................        265,227
    Administration fee..........................................................       185,659
    Shareholder servicing fee (Class A).........................................       176,452
    Custodian fee...............................................................        14,040
    Shareholder servicing and related shareholder expenses......................        58,721
    Legal, compliance and filing fees...........................................        22,875
    Audit and accounting........................................................        46,200
    Directors' fees.............................................................         3,000
    Other.......................................................................         6,004
                                                                                  ------------
      Total expenses............................................................       778,178
      Less: Expenses paid indirectly (Note 2)...................................  (        569)
                                                                                  ------------
      Net expenses..............................................................       777,609
                                                                                  ------------
Net investment income...........................................................     2,274,996

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................       -0-
                                                                                  ------------
Increase in net assets from operations.......................................... $   2,274,996
                                                                                  ============

--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                       Six Months
                                                                          Ended                    Year
                                                                     April 30, 1997               Ended
                                                                       (Unaudited)          October 31, 1996
                                                                     ---------------        ----------------


INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.........................................    $   2,274,996           $    4,197,955
    Net realized gain (loss) on investments.......................          -0-               (       13,169)
                                                                      -------------            -------------
    Increase in net assets from operations........................        2,274,996                4,184,786
Dividends to shareholders from net investment income:
        Class A...................................................   (    2,269,886)*         (    4,019,301)*
        Class B...................................................   (        5,110)*         (      178,654)*
Capital share transactions (Note 3):
        Class A...................................................       16,055,194               21,305,371
        Class B...................................................    (         275)                 367,215
                                                                      -------------            -------------
        Total increase (decrease).................................       16,054,919               21,659,417


Net assets:
    Beginning of period...........................................      151,786,977              130,127,560
                                                                      -------------            -------------
    End of period.................................................    $ 167,841,896           $  151,786,977
                                                                      =============            =============

*    Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies.

New Jersey Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and minor transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on February 9, 1996 and all Fund shares outstanding before February 9, 1996 were designated as Class A shares. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Included in the statement of operations under the captions "shareholder servicing and related shareholder expenses" are expense offsets of $569.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $44,583 paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund.

3. Capital Stock.
At April 30, 1997, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $167,857,937. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                              Year
Class A                                              Ended                                Ended
-------                                         April 30, 1997                      October 31, 1996
                                                --------------                      ----------------
Sold                                                189,889,844                          361,208,660
Issued on reinvestment of dividends.......            2,178,220                            3,618,935
Redeemed..................................       (  176,012,870)                      (  343,522,224)
                                                  -------------                       --------------
Net increase (decrease)...................           16,055,194                           21,305,371
                                                  =============                       ==============

                                                  Six Months                         February 9. 1996
Class B                                              Ended                      (Commencement of Offering)
-------                                         April 30, 1997                     to October 31, 1996
                                                --------------                     -------------------
Sold......................................            -0-                                 31,823,128
Issued on reinvestment of dividends.......                4,958                                1,413
Redeemed..................................      (         5,233)                      (   31,457,326)
                                                 --------------                       --------------
Net increase (decrease)...................      (           275)                             367,215
                                                 ==============                       ==============

4. Sales of Securities.

Accumulated undistributed net realized losses at April 30, 1997 amounted to $16,041. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire October 31, 1999 through October 31, 2004.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, is subject to the credit risk associated with the non-performance of such issuers. Approximately 51% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
(UNAUDITED)
================================================================================

6. Selected Financial Information.

                                                                                            Year Ended
                                                                                            October 31,
                                                   Six Months      ----------------------------------------------------------------
Class A                                              Ended
-------                                          April 30, 1997      1996            1995         1994         1993         1992
                                                 --------------    --------        --------     --------     --------     --------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........   $   1.00         $   1.00       $   1.00     $   1.00     $   1.00     $   1.00
                                                  --------         --------        --------     --------     --------     --------
 Income from investment operations:
   Net investment income.......................       0.013            0.027          0.030        0.020        0.020        0.030
 Less distributions:
   Dividends from net investment income........   (   0.013)       (   0.027)     (   0.030)   (   0.020)   (   0.020)   (   0.030)
                                                   --------         --------       --------     --------     --------     --------
 Net asset value, end of period.                  $   1.00         $   1.00       $   1.00     $   1.00     $   1.00     $   1.00
                                                  =========        =========       =========    =========    =========    =========
 Total Return..................................       2.61%*           2.69%          3.08%        2.03%        1.98%        3.01%
 Ratios/Supplemental Data
 Net assets, end of period (000)                  $  167,476       $  151,421     $  130,128   $  105,929   $   78,347   $   46,374
 Ratios to average net assets:
   Expenses......................................     0.88%*+          0.78%+         0.72%        0.66%        0.61%        0.42%
   Net investment income.........................     2.57%*           2.65%          3.02%        2.02%        1.95%        2.88%
   Management administration & shareholder
       servicing fee waived...............             -               0.06%          0.18%        0.26%        0.35%        0.70%
   Expenses reimbursed....................             -               -              -            -            -            0.04%

                                                           Six Months                         February 9, 1996
Class B                                                      Ended                      (Commencement of Offering)
-------                                                  April 30, 1997                     to October 31, 1996
                                                         --------------                     -------------------
Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........          $   1.00                            $   1.00
                                                         --------                            ---------
 Income from investment operations:
   Net investment income.......................              0.014                               0.020
 Less distributions:
   Dividends from net investment income........          (   0.014)                          (   0.020)
                                                          --------                           ---------
 Net asset value, end of period.                         $   1.00                            $   1.00
                                                         =========                           =========
 Total Return..................................              2.82%*                              2.77%*
 Ratios/Supplemental Data
 Net assets, end of period (000)                         $      366                          $    366
 Ratios to average net assets:
   Expenses......................................            0.67%*+                             0.61%*+
   Net investment income.........................            2.79%*                              2.72%*
   Management administration fee waived.........             -                                   -
   Expenses reimbursed....................                   -                                   -

  *  Annualized
  +  Includes expense offsets.


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

--------------------------------------------------------------------------------
------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



  New Jersey Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


  Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


  Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105-1716


  Transfer Agent & Dividend
  Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY
DAILY
MUNICIPAL
INCOME
FUND, INC.






                                  Semi-Annual Report
                                    April 30, 1997
                                     (Unaudited)


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